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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-07292

                   NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600

                      Date of fiscal year end: October 31

             Date of reporting period: May 1, 2007 - July 31, 2007

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Item 1. Schedule of Investments.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                          JULY 31, 2007

                                                                             INTEREST MATURITY PAR/NOMINAL
SECURITY                                                                       RATE     DATE    VALUE/1/     MARKET VALUE
--------                                                                     -------- -------- ------------ --------------
CANADIAN SECURITIES - 9.60%
Canadian Government Bond                                                      4.000%    6/1/16  C15,383,000 $   13,876,715
                                                                                                            --------------
   Total Canadian Securities
     (Cost $13,823,819)                                                                                         13,876,715
                                                                                                            --------------
MEXICAN SECURITIES - 14.22%
Mexican Bono/2/                                                               7.250%  12/15/16      P11,200        987,419
Mexican Bono/2/                                                               8.000%  12/24/08       47,062      4,313,138
Mexican Bono/2/                                                               8.000%  12/17/15       48,717      4,511,361
Mexican Bono/2/                                                               9.000%  12/22/11       80,323      7,681,485
Mexican Bono/2/                                                               9.000%  12/20/12       31,782      3,059,043
                                                                                                            --------------
   Total Mexican Securities
     (Cost $20,335,740)                                                                                         20,552,446
                                                                                                            --------------
US SECURITIES - 74.52%
US Treasury Bond                                                              7.625%   2/15/25 $ 10,100,000     13,172,609
US Treasury Bond                                                              6.000%   2/15/26    2,000,000      2,240,625
US Treasury Bond                                                              6.750%   8/15/26   14,750,000     17,902,813
US Treasury Bond                                                              6.375%   8/15/27   15,600,000     18,322,688
US Treasury Note                                                              3.000%   2/15/08    9,100,000      9,006,156
US Treasury Note                                                              3.250%   8/15/07    2,200,000      2,198,625
US Treasury Note                                                              3.250%   8/15/08    5,500,000      5,417,500
US Treasury Note                                                              3.125%   9/15/08    2,000,000      1,966,250
US Treasury Note                                                              5.000%   2/15/11   19,500,000     19,819,922
US Treasury Note                                                              5.000%   8/15/11    6,500,000      6,615,781
US Treasury Note                                                              4.125%   5/15/15   11,500,000     11,056,172
                                                                                                            --------------
   Total US Securities
     (Cost $111,969,513)                                                                                       107,719,141
                                                                                                            --------------
REPURCHASE AGREEMENT - 0.90%
   JPMORGAN CHASE BANK, N.A.
       Dated 07/31/07, 4.750%, principal and interest in the amount of
         $1,297,171 due 08/01/07, collaterized by US Treasury Bill, par value of $1,297,000 due 11/15/07 with a value of $1,325,834
         (Cost $1,297,000)                                                                                       1,297,000
                                                                                                            --------------
TOTAL INVESTMENTS - 99.24%
  (COST $147,426,072)*                                                                                      $  143,445,302
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.76%                                                                    1,099,419
                                                                                                            --------------
NET ASSETS - 100.00%                                                                                        $  144,544,721
                                                                                                            ==============

--------
/1/   Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
      (P) and US dollars ($).
/2/ Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) on a tax basis consists of:

            Gross Unrealized Appreciation              $   251,201
            Gross Unrealized Depreciation               (4,231,971)
                                                       -----------
            Net Unrealized Appreciation (Depreciation) $(3,980,770)
                                                       ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:   /s/ R. Alan Medaugh
      ----------------------------------------
      R. Alan Medaugh, President
Date: 9/17/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Alan Medaugh
      ----------------------------------------
      R. Alan Medaugh, President
Date: 9/17/07

By:   /s/ Stephen V. Killorin
      ----------------------------------------
      Stephen V. Killorin, Treasurer
Date: 9/17/07